Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Operating leases, future minimum payments due, net of sublease revenue [Abstract]
Operating leases 2012	$ 3,563,000
Operating leases 2013	3,062,000
Operating leases 2014	2,058,000
Operating leases 2015	1,917,000
Operating leases 2016	1,935,000
Operating leases thereafter	5,335,000
Operating leases total	17,870,000
Other contractual commitments [Abstract]
Other contractual commitments 2012	42,361,000
Other contractual commitments 2013	52,205,000
Other contractual commitments 2014	74,341,000
Other contractual commitments 2015	61,104,000
Other contractual commitments 2016	71,703,000
Other contractual commitments thereafter	233,597,000
Other contractual commitments total	535,311,000
Net rental expense for premises and equipment leases	1,300,000	16,600,000	19,900,000
Contractual commitments [Abstract]
Term of long-term agreements, in years (minimum)		1Y
Term of long-term agreements, in years (maximum)		13Y
Amounts purchased under contractual commitments	45,900,000	47,300,000	56,300,000
Royalty expense	1,600,000	3,600,000	5,800,000
Captive insurance liability [Abstract]
Amount of self-insurance for costs incurred relating to a single liability claim in a year (maximum)		5,000,000
Amount of self-insurance for costs incurred in the aggregate related to liability claims in a year (maximum)		10,000,000
Accruals for estimated losses related to captive insurance	7,100,000	10,300,000
Isotopes Suppliers [Member]
Other contractual commitments [Abstract]
Other contractual commitments total	490,000,000
Outsourcing of Information Technology Infrastructure [Member]
Other contractual commitments [Abstract]
Other contractual commitments total	2,300,000	5,400,000
Early Stage lease obligation [Member]
Operating leases, future minimum payments due, net of sublease revenue [Abstract]
Operating leases total	$ 1,800,000
Retained liabilities related to Early Stage [Abstract]
Number of office locations	2